Expense Example {- Fidelity Freedom Blend 2035 Fund} - 03.31 Fidelity Freedom Blend Funds - Retail Combo Pro-04 - Fidelity Freedom Blend 2035 Fund - Fidelity Freedom Blend 2035 Fund- Retail	Jul. 13, 2021 USD ($)
Expense Example:
1 year	$ 54
3 years	169
5 years	293
10 years	$ 649